Escrow Deposits - Schedule of Payments Related to Escrow Deposits (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of escrow deposits [abstract]
Labor claims	R$ 335	R$ 304
Tax contingencies
Income tax on Interest on Equity	28	27
Pasep and Cofins taxes	1,402	1,337
Donations and legacy tax (ITCD)	51	49
Urban property tax (IPTU)	87	80
Finsocial tax	38	37
Income and Social Contr. Tax on indemnity for employees' 'Anuênio' benefit	275	267
Income tax withheld at source on inflationary profit	8
Contribution tax effective rate	18
Others	156	117
Escrow deposits tax issues	2,063	1,914
Others
Regulatory	53	60
Third party	9	16
Customer relations	6	6
Court embargo	12	14
Others	24	22
Escrow deposits other	104	118
Long term escrow deposit	R$ 2,502	R$ 2,336